Document And Entity Information	12 Months Ended
Dec. 31, 2022
Document Information Line Items
Entity Registrant Name	Raphael Pharmaceutical Inc.
Document Type	POS AM
Amendment Flag	true
Amendment Description	This Post-Effective Amendment No. 1 (this “Post-Effective Amendment”) to the Registration Statement on Form S-1 (File No. 333-265878) (the “Registration Statement”) of Raphael Pharmaceutical Inc. (the “Company”), as originally declared effective by the Securities and Exchange Commission (the “SEC”) on July 8, 2022, is being filed to include an updated prospectus related to the offer of the Company’s common stock, par value $0.01 per share (the “Common Stock”) that were registered on the Registration Statement.The information included in this Post-Effective Amendment updates the Registration Statement and the prospectus contained therein. No additional securities are being registered under this Post-Effective Amendment. All applicable registration fees were paid at the time of the original filing of the Registration Statement.
Entity Central Index Key	0001415397
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	false
Entity Incorporation, State or Country Code	NV